Pension Plans and Other Postretirement Benefits	12 Months Ended
Sep. 30, 2011
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
Pension Plans and Other Postretirement Benefits

The Company has several defined benefit pension plans covering substantially all of its employees in the U.S. and certain employees in other countries. The plans provide retirement benefits based, in certain circumstances, on years of service and on earnings. As a result of the ASR acquisition on November 23, 2010, the Company assumed pension and post-retirement obligations and assets including projected benefit obligations. The transfer of these obligations and assets can be seen in the following tables. The ASR transfer included on the following table was partially offset by the exclusion, in fiscal 2011, of certain plan obligations and plan assets of foreign plans deemed immaterial for reporting purposes.

The Company also sponsors or participates in a number of other non-U.S. pension arrangements, including various retirement and termination benefit plans, some of which are required by local law or coordinated with government-sponsored plans, which are not significant in the aggregate and therefore are not included in the information presented in the following tables.

The Company currently provides other postretirement benefits, consisting of health care and life insurance benefits for certain groups of retired employees. Certain retirees are eligible for a fixed subsidy, provided by the Company, toward their total cost of health care benefits. Retiree contributions for health care benefits are adjusted periodically to cover the entire increase in total plan costs. Cost trend rates no longer materially impact the Company’s future cost of the plan due to the fixed nature of the subsidy.

The following tables present the benefit obligation, plan assets and funded status of the plans:

	September 30,
	Pension		Postretirement
	2011	2010	2011	2010
Change in Projected Benefit Obligation
Benefit obligation at beginning of year	$1,046.9	$936.3	$44.4	$43.6
Service cost	28.9	32.7	0.5	0.5
Interest cost	55.9	50.2	2.7	2.5
Plan participants' contributions	1.1	1.2	5.0	5.4
Actuarial loss/(gain)	15.0	81.2	(7.1)	(0.1)
Benefits paid, net	(78.1)	(57.3)	(7.3)	(6.6)
Plan amendments	—	—	—	(1.2)
Special termination benefits	9.6	—	—	—
Net transfer primarily due to acquisition	177.7	—	12.5	—
Foreign currency exchange rate changes	4.5	2.6	(0.2)	0.3
Projected Benefit Obligation at end of year	$1,261.5	$1,046.9	$50.5	$44.4
Change in Plan Assets
Fair value of plan assets at beginning of year	$752.8	$699.4	$1.0	$2.2
Net transfer primarily due to acquisition	72.5	—	—	—
Actual return on plan assets	12.3	81.5	—	—
Company contributions	52.7	23.2	2.0	0.9
Plan participants' contributions	1.1	1.2	5.0	5.4
Benefits paid	(78.1)	(57.3)	(7.3)	(7.5)
Foreign currency exchange rate changes	1.7	4.8	—	—
Fair value of plan assets at end of year	$815.0	$752.8	$0.7	$1.0
Funded status at end of year	$(446.5)	$(294.1)	$(49.8)	$(43.4)

The following table presents the amounts recognized in the Consolidated Balance Sheets and Consolidated Statements of Shareholders’ Equity.

	September 30,
	Pension		Postretirement
	2011	2010	2011	2010
Amounts Recognized in the Consolidated Balance Sheets
Noncurrent assets	$1.2	$—	$—	$—
Current liabilities	(7.0)	(6.4)	(2.6)	(2.1)
Noncurrent liabilities	(440.7)	(287.7)	(47.2)	(41.3)
Net amount recognized	$(446.5)	$(294.1)	$(49.8)	$(43.4)
Amounts Recognized in Accumulated Other Comprehensive Loss
Net loss/(gain)	$371.2	$325.4	$(24.1)	$(19.1)
Prior service credit	(42.7)	(47.8)	(20.3)	(23.0)
Transition obligation	0.1	0.9	—	—
Net amount recognized, pre-tax	$328.6	$278.5	$(44.4)	$(42.1)

Changes recognized in other comprehensive income for the year ended September 30, 2011 are as follows:

	Pension	Post-Retirement
Changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss arising during the year	$66.9	$(6.2)
Effect of exchange rates	2.6	—
Transfer out for foreign plans deemed immaterial	(4.2)	—
Amounts recognized as a component of net periodic benefit cost
Amortization, settlement or curtailment recognition of
net transition obligation	(1.1)	—
Amortization or curtailment recognition of prior service credit	5.6	2.7
Amortization or settlement recognition of net loss/gain	(19.7)	1.2
Total recognized in other comprehensive income	$50.1	$(2.3)

The Company expects to contribute $65.7 to its pension plans and $2.7 to its postretirement plans in fiscal 2012.

The Company’s expected future benefit payments are as follows:

For The Years Ending September 30,
	Pension	Post-Retirement
2012	$86.4	$3.4
2013	76.2	3.3
2014	79.1	3.3
2015	84.1	3.2
2016	86.0	3.2
2017 to 2021	454.3	14.6

The accumulated benefit obligation for defined benefit pension plans was $1,235.3 and $986.7 at September 30, 2011 and 2010, respectively. The following table shows pension plans with an accumulated benefit obligation in excess of plan assets at the dates indicated.

	September 30,
	2011	2010
Projected benefit obligation	$1,158.9	$932.6
Accumulated benefit obligation	1,146.3	891.7
Fair value of plan assets	711.3	641.3

Pension plan assets in the U.S. plan represent 80% of assets in all of the Company’s defined benefit pension plans. Investment policy for the U.S. plan includes a mandate to diversify assets and invest in a variety of asset classes to achieve that goal. The U.S. plan's assets are currently invested in several funds representing most standard equity and debt security classes. The broad target allocations are: (a) equities, including U.S. and foreign: 56%, (b) debt securities, U.S. bonds: 39% and (c) other: 5%. Actual allocations at September 30, 2011 approximated these targets. The U.S. plan held no shares of ENR stock at September 30, 2011. Investment objectives are similar for non-U.S. pension arrangements, subject to local regulations.

The following table presents pension and postretirement expense:

	For The Years Ended September 30,
	Pension			Postretirement
	2011	2010	2009	2011	2010	2009
Service cost	$28.9	$32.7	$31.7	$0.5	$0.5	$0.4
Interest cost	55.9	50.2	52.4	2.7	2.5	2.6
Expected return on plan assets	(63.3)	(62.1)	(60.7)	—	(0.1)	—
Amortization of unrecognized prior service cost	(5.6)	(6.1)	(2.9)	(2.7)	(2.7)	(2.5)
Amortization of unrecognized transition asset	0.2	0.2	0.4	—	—	—
Recognized net actuarial loss/(gain)	14.5	7.7	2.9	(1.3)	(1.5)	(1.6)
Curtailment loss recognized	0.9	—	—	—	—	—
Special termination benefits recognized	9.6	—	—	—	—	—
Settlement loss recognized	5.2	—	3.2	—	—	—
Net periodic benefit cost	$46.3	$22.6	$27.0	$(0.8)	$(1.3)	$(1.1)

Amounts expected to be amortized from accumulated other comprehensive loss into net period benefit cost during the year ending September 30, 2012, are as follows:

	Pension	Postretirement
Net actuarial (loss)/gain	$(20.5)	$1.9
Prior service credit	5.5	2.6

The following table presents assumptions, which reflect weighted-averages for the component plans, used in determining the above information:

	September 30,
	Pension		Postretirement
	2011	2010	2011	2010
Plan obligations:
Discount rate	4.6%	4.8%	4.8%	5.1%
Compensation increase rate	2.7%	3.4%	N/A	N/A
Net periodic benefit cost:
Discount rate	4.7%	5.6%	5.1%	5.9%
Expected long-term rate of return on plan	7.3%	8.0%	3.2%	3.5%
Compensation increase rate	3.4%	3.8%	N/A	N/A

The expected return on plan assets was determined based on historical and expected future returns of the various asset classes, using the target allocations described below. Specifically, the expected return on equities (U.S. and foreign combined) is 9.38%, and the expected return on debt securities (including higher-quality and lower-quality bonds) is 5.05%.

The following table sets forth the fair value of the Company’s pension assets as of September 30, 2011 and 2010 segregated by level within the fair value hierarchy. Refer to Note 15 of the Notes to Consolidated Financial Statements for further discussion on the fair value hierarchy and fair value principles.

	2011 Pension Benefits
ASSETS AT FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$168.1	$109.9	$278.0
International Equity	41.7	134.2	175.9
DEBT
U.S. Gov't	—	230.4	230.4
Other Gov't	—	29.5	29.5
Corporate	—	61.2	61.2
CASH & CASH EQUIVALENTS	8.2	22.3	30.5
OTHER	—	9.5	9.5
TOTAL	$218.0	$597.0	$815.0

	2010 Pension Benefits
ASSETS AT FAIR VALUE	Level 1	Level 2	Total
EQUITY
U.S. Equity	$186.3	$94.5	$280.8
International Equity	35.8	134.3	170.1
DEBT
U.S. Gov't	—	196.2	196.2
Other Gov't	—	48.2	48.2
Corporate	—	30.2	30.2
CASH & CASH EQUIVALENTS	6.8	7.3	14.1
OTHER	4.3	8.9	13.2
TOTAL	$233.2	$519.6	$752.8

The $0.7 and $1.0 of postretirement assets were classified as Level 1 at September 30, 2011 and 2010, respectively.

There were no Level 3 pension and other postretirement plan assets at September 30, 2011 and 2010.

Our investment objective for defined benefit retirement plan assets is to satisfy the current and future pension benefit obligations. The investment philosophy is to achieve this objective through diversification of the retirement plan assets. The goal is to earn a suitable return with an appropriate level of risk while maintaining adequate liquidity to distribute benefit payments. The diversified asset allocation includes equity positions, as well as a fixed income allocation. The increased volatility associated with equities is offset with higher expected returns, while the long duration fixed income positions help dampen the volatility of the overall portfolio. Risk exposure is controlled by rebalancing the retirement plan assets back to target allocations, as needed. Investment firms managing retirement plan assets carry out investment policy within their stated guidelines. Investment performance is monitored against benchmark indices, which reflect the policy and target allocation of the retirement plan assets.

Effective January 1, 2010, the pension benefit earned to date by active participants under the legacy Energizer U.S. pension plan was frozen and future retirement benefits accrue to active non-ASR participants using a new retirement accumulation formula. Under this new formula, active non-ASR participants earn a retirement benefit equal to 6% per annum of their pensionable earnings during a calendar year. In addition, an interest credit is applied to the benefits earned under this revised formula at a rate equal to a 30 year U.S. Treasury note. Finally, active non-ASR participants that met certain age and service criteria as of December 31, 2009, receive a transitional benefit in addition to the pension credit of 6% per annum. This transitional benefit provides an additional pension credit of 2% to 4% per annum of pensionable earnings plus the applicable interest credit, through 2014. As part of the ASR acquisition in early fiscal 2011, Energizer assumed the legacy benefits under the two frozen ASR pension plans.

In March 2010, the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (the Acts) were signed into law in the United States. This legislation extends health care coverage to many uninsured individuals and expands coverage to those already insured. We have evaluated the effect of the Acts on our U.S. retiree medical obligation. Under the structure of our U.S. plan, the Company has limited its financial commitment for the benefits provided under the plan; all costs in excess of the Company's commitment are allocated to the retirees. Any increased costs from the Acts will also be allocated to the retirees and will not change the Company's financial commitment. As such, we have not added any additional obligation related to the Acts to the Company's postretirement benefit obligation.